Operating Segments (Details 2) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Operating Segments [Line Items]
Revenue	$ 96,284	$ 131,388	$ 151,000	$ 138,838
New Zealand
Operating Segments [Line Items]
Revenue	30,676	46,665	62,109	54,834
Australia
Operating Segments [Line Items]
Revenue	32,913	38,208	53,193	51,997
United States
Operating Segments [Line Items]
Revenue	23,146	32,323	19,167	14,435
Europe
Operating Segments [Line Items]
Revenue	$ 9,549	$ 14,192	$ 16,531	$ 17,572